NEWBUILDINGS (Details)			1 Months Ended													2 Months Ended	3 Months Ended				4 Months Ended	12 Months Ended
	Nov. 23, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 30, 2015	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company $ / shares shares	May 31, 2014 vessel	Apr. 30, 2014 USD ($) dwt company vessel shares	Oct. 31, 2014 company	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 vessel $ / shares	Sep. 30, 2014 vessel $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 15, 2014 $ / shares	Apr. 30, 2014 $ / shares	Apr. 30, 2014 t
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Newbuilding Contracts																	10					10
Number of SPCs acquired												12												13
Number of shares issued as consideration | shares												6,200,000
Value of share consideration paid in connection with purchase of vessel																								$ 38,874,000
Cash acquired upon purchase of SPC's																						$ 0	$ 108,645,000	68,560,000
Number of Capesize newbuildings delivered																			5				2
Interest Costs Incurred																								360,500,000
Payments To Acquire Newbuildings																						267,341,000	$ 518,989,000	357,402,000
Accrued expenses not paid																								3,100,000
Proceeds from Contributed Capital												$ 59,700,000
Gain (loss) on sale of assets and amortization of deferred gains																						300,000	(10,788,000)	0
Provision for uncollectible receivables																						985,000	$ 152,597,000	0
Number of newbuilding vessels converted and sold																							2
Newbuilding Contract, Sold	$ 1,900,000																						$ 10,800,000
Newbuilding commitments								$ 95,000,000
Loss on Sale of Newbuilding Contract																							8,900,000
Pre-delivery installments																						24,600,000
Other capitalized costs																						3,700,000
Newbuilding Installments and Supervision Fees																	$ 267,300,000						517,500,000	0
Settlement Of Accrued Liabilities																							2,000,000
Reimbursement Revenue																						500,000
KSL Atlantic [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains										$ 2,200,000													2,200,000
KSL Baltic [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains									$ 100,000														100,000	$ 100,000
KSL Caribbean and KSL Mediterranean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Reserve Deposit Required and Made								$ 9,400,000															$ 9,400,000
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of newbuildings impaired																		3					3
Provision for uncollectible receivables																		$ 7,100,000					$ 7,100,000
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of newbuilding expected to be delivered and sold											4												4
KSL Atlantic, KSL Baltic and KSL Caribbean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of newbuildings expected to be chartered in																							3
KSL Caribbean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels																						$ 46,200,000
Front Caribbean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire newbuildings, agreed extras						$ 33,400,000
Golden Fulham [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire newbuildings, agreed extras					$ 41,500,000
Front Mediterranean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels			$ 46,300,000			$ 46,200,000
Payments to acquire newbuildings, agreed extras			$ 33,500,000
Golden Taurus, Golden Leo, Golden Libra and Golden Virgo [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels sold, acquired upon the merger with the Former Golden Ocean		4										4							4
Golden Leo [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire newbuildings, agreed extras				$ 15,700,000
Golden Barnet, Golden Bexley, Golden Scape and Golden Swift [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire newbuildings, agreed extras							$ 112,600,000
Frontline 2012 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of SPCs acquired | company												12	13		5
Capesize drybulk size range | t																											180,000
Value of share consideration paid in connection with purchase of vessel												$ 127,100,000	$ 356,800,000
Noncash or Part Noncash Acquisition, Payables Assumed															$ 150,000,000
Cash acquired upon purchase of SPC's													25,100,000		$ 43,400,000
Number of SPCs expected to acquire | company															25
Value of cash acquired under common control transaction		$ 108,600,000										108,600,000							$ 108,600,000
Newbuildings acquired, cost		78,200,000										$ 78,200,000							$ 78,200,000
Capital Addition Purchase Commitments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed		$ 404,000,000											$ 490,000,000
Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued as consideration | shares															3,100,000
Common Stock [Member] | Frontline 2012 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued as consideration | shares												6,200,000	6,200,000		3,100,000				6,200,000
Share price (in USD per share) | $ / shares		$ (20.5)										$ (20.5)							$ (20.5)						$ (57.55)	$ (62.7)
Frontline 2012 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of SPCs acquired | company		12										12	13		5
Capesize drybulk size range															180,000												180,000
Value of share consideration paid in connection with purchase of vessel												$ 127,100,000	$ 356,800,000		$ 194,400,000
Noncash or Part Noncash Acquisition, Payables Assumed															150,000,000
Cash acquired upon purchase of SPC's													25,100,000		43,400,000
Value of Share Consideration Paid in Connection with Purchase of SPCs, Net of Cash Acquired													$ 331,661,000		$ 150,959,000
Number of Capesize newbuildings delivered														2	3	3				2	3
Number of Capesize Newbuildings Acquired | vessel															5
Number of SPCs expected to acquire | company															25
Proceeds from Contributed Capital		$ 59,700,000
Frontline 2012 [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued as consideration | shares		6,200,000											6,200,000		3,100,000
Share price (in USD per share) | $ / shares		$ (20.5)										$ (20.5)	$ (57.55)						$ (20.5)	$ (57.55)	$ (57.55)					$ (62.70)
Capesize Newbuildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Newbuilding Contracts								13									8					8	13
Newcastlemax Newbuildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Newbuilding Contracts								2															2
Supramax Newbuildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Newbuilding Contracts								3									2					2	3